Business combinations (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Purchase Price Allocation

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the dates of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(1)	12	—	12
Intangible assets
Customer contracts and relationships	—	34	34
Vendor relationships	—	4	4
Brand	—	3	3
Deferred tax liabilities on intangible assets	—	(10)	(10)
	12	31	43
Goodwill			79
Total purchase price			122

(1) Includes cash and cash equivalents acquired of $3 million